UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

1270 Hillcrest Avenue,                        Pasadena, CA 91106

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-484-5744

Date of fiscal year end:

3/31

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

SANTA BARBARA GROUP

OF MUTUAL FUNDS

PFW WATER FUND

THE MONTECITO FUND

Semi-Annual Report

September 30, 2010

The Santa Barbara Group of Mutual Funds

PFW Water Fund

Annualized Performance Summary – For Periods Ended September 30, 2010

            Since

6 Months*     1 Year        5 Years        10 Years       Inception**

PFW Water Fund:

Class A Shares:

Without Sales Charges

    (8.09) %         1.68%           0.98%     (5.06) %

    8.61%

With Sales Charges (1)

  (13.38) %     (4.15) %        (0.21) %     (5.62) %

    8.07%

Class C Shares:

Without Sales Charges

   (8.43) %         0.89%         (0.02) %     (6.13) %                6.84%

With Sales Charges (2)

   (9.35) %       (0.11) %       (0.02) %     (6.13) %

    6.84%

Class I Shares:

        Without Sales Charges .

    N/A               N/A             N/A              N/A

3.12%

S&P 500 Index (3)

   (1.42) %       10.16%        0.64%        (0.43) %                 4.94%

(1) Adjusted for initial maximum sales charge of 5.75%.

(2) Adjusted for contingent deferred sales charge of 1% for redemptions occurring within one year of purchase.

(3) The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.  Annualized since inception performance information is as of December 10, 1996.  The annualized since inception performance figure as of October 1, 1998, which relates to Class A shares, is 3.02%. The annualized since inception performance figure as of June 10, 2010, which relates to Class I shares, is 5.66%.

*  Not annualized.

**  Class C  commenced operations on December 10, 1996. Class A commenced operations on October 1,
     1998.  Class I commenced operations on June 10, 2010.  S&P 500 performance information is since December 10, 1996, and therefore relates to Class C only.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown in the table do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  Investment performance current to the most recent month-end may be obtained by calling (800) 723-8637.

Portfolio Holdings Summary*

Industry	% of Net Assets	Industry	% of Net Assets
Environmental Control	23.14%	Metal Fabricate	4.22%
Short-Term Investments	17.63%	Miscellaneous Manufacturing	4.12%
Water	11.44%	Machinery - Diversified	3.95%
Industrial Measurement Instruments	9.40%	Engineering & Construction	2.83%
Agriculture	9.09%	Beverages	2.60%
Preferred Stock	6.60%	Liabilities Less Other Assets	0.44%
Special Industry Machinery	4.54%	Net Assets	100.00%
______________

                                                                * As of September 30, 2010.

The Santa Barbara Group of Mutual Funds

The Montecito Fund

Annualized Performance Summary – For Periods Ended September 30, 2010

        Since

6 Months*        1 Year           5 Year              Inception**

The Montecito Fund: (1)

Without Sales Charge

   4.26%               16.74%

    3.01%

          2.27%

With Sales Charge (2)

      (1.74) %          10.05%         1.79%             1.55%

S&P 500

      (1.42) %          10.16%

 0.64%

      2.41%

60% S&P 500/40% Barclays Aggregate Bond          1.95%            9.21%

 3.03%             3.90%

(1) Effective November 1, 2005, the strategy of the Montecito Fund changed and Blake Todd assumed the role of Portfolio

      Manager.

(2) Adjusted for initial maximum sales charge of 5.75%.

 * Not annualized.

** The Montecito Fund commenced operations on April 15, 2002.

The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.  The Barclays Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income securities.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown in the table do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  Investment performance current to the most recent month-end may be obtained by calling (800) 723-8637.

Portfolio Holdings Summary*

Composition	% of Net Assets
Common Stock	48.27%
Real Estate Investment Trusts	25.47%
U.S. Treasury Bonds	8.15%
Preferred Stock	6.93%
Short-Term Investments	6.01%
Corporate Bonds	3.82%
Mortgage Backed Security	1.21%
Other Asset Less Liabilities	0.14%
Net Assets	100.00%

                                                                _________________

                                                                * As of September 30, 2010.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2010
Shares	Security	Fair Value
	COMMON STOCK - 75.33%
	AGRICULTURE - 9.09%
35,000	Cadiz, Inc. *	$ 359,100
1,780	JG Boswell Co.	1,139,200
		1,498,300
	BEVERAGES - 2.60%
110,000	Heckmann Corp. *	429,000

	ENGINEERING & CONSTRUCTION - 2.83%
18,000	Layne Christensen Co. *	466,020

	ENVIRONMENTAL CONTROL - 23.14%
65,000	Calgon Carbon Corp. *	942,500
250,000	Energy Recovery, Inc. *	897,500
26,500	Hyflux Ltd.	62,540
75,700	Met-Pro Corp.	763,813
40,000	Nalco Holding Co.	1,008,400
13,000	Tri-Tech Holding, Inc. *	137,150
		3,811,903
	INDUSTRIAL MEASUREMENT INSTRUMENTS- 9.40%
4,300	Mesa Laboratories, Inc.	98,900
40,000	OI Corp.	496,000
28,000	Watts Water Technologies, Inc.	953,400
		1,548,300
	MACHINERY-DIVERSIFIED - 3.95%
23,600	Gorman-Rupp Co.	650,416

	METAL FABRICATE - 4.22%
230,000	Mueller Water Products, Inc. - Cl. A	694,600

	MISCELLANEOUS MANUFACTURING - 4.12%
10,000	Ameron International Corp.	679,600

	SPECIAL INDUSTRY MACHINERY - 4.54%
160,000	Entegris, Inc. *	747,200

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2010
Shares	Security	Fair Value
	WATER - 11.44%
23,000	American Water Works Co., Inc.	$ 535,210
35,000	Aqua America, Inc.	714,000
15,000	Consolidated Water Co. Ltd. - ADR	142,200
20,000	SJW Corp.	492,600
		1,884,010

	TOTAL COMMON STOCK	12,409,349
	( Cost - $12,933,068)

	PREFERRED STOCK - 6.60%
	BEVERAGES - 6.60%
47,000	Glacier Water Trust I, Inc., 9.0625%
	TOTAL PREFERRED STOCK	1,088,050
	( Cost - $1,120,280)

	SHORT-TERM INVESTMENTS - 17.63%
2,904,173	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS	2,904,173
	( Cost - $2,904,173)

	TOTAL INVESTMENTS - 99.56%
	( Cost - $16,957,521)	16,401,572
	OTHER ASSETS LESS LIABILITIES - 0.44%	72,224
	NET ASSETS - 100.00%	$ 16,473,796

* Non-Income producing security.
ADR - American Depositary Receipt
(a) Money market fund; interest rate reflects the seven-day effective yield on September 30, 2010

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		September 30, 2010
Shares	Security	Fair Value
	COMMON STOCK - 48.27%
	AEROSPACE/DEFENSE - 2.55%
5,000	General Dynamics Corp.	$ 314,050

	BEVERAGES - 2.38%
5,000	Coca-Cola Co.	292,600

	CLOSED-END FUNDS - 1.66%
10,000	ClearBridge Energy MLP Fund	203,800

	COMMERCIAL SERVICES - 2.23%
10,000	Paychex, Inc.	274,900

	CONSUMER PRODUCTS - 1.59%
3,000	Kimberly-Clark Corp.	195,150

	ELECTRIC - 4.27%
15,000	Otter Tail Corp.	305,850
10,000	Unitil Corp.	219,500
		525,350
	FOOD - 2.90%
10,000	Campbell Soup Co.	357,500

	INVESTMENT MANAGEMENT - 3.24%
2,500	Greenhill & Co.	198,300
4,000	T. Rowe Price Group, Inc.	200,260
		398,560
	MEDICAL - 9.23%
10,000	Abbott Laboratories	522,400
10,000	Eli Lilly & Co.	365,300
4,000	Johnson & Johnson	247,840
		1,135,540
	OIL & GAS - 3.98%
2,500	Chevron Corp.	202,625
5,000	ConocoPhillips	287,150
		489,775
	PIPELINES - 4.27%
30,000	Atlas Pipeline Partners LP *	526,200

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2010
Shares	Security	Fair Value
	RETAIL - RESTAURANTS - 2.42%
4,000	McDonald's Corp.	$ 298,040

	SEMICONDUCTORS - 1.56%
10,000	Intel Corp.	192,300

	TELECOMMUNICATIONS - 5.99%
10,000	AT&T, Inc.	286,000
10,000	QUALCOMM, Inc.	451,200
		737,200

	TOTAL COMMON STOCK	5,940,965
	( Cost - $5,580,023)

	PREFERRED STOCK - 6.93%
	BANKS - 3.13%
20,000	Bank of America Corp., 4.00%	385,600

	PIPELINES - 3.80%
12,200	El Paso Energy Capital Trust I, 4.75%	466,650

	TOTAL PREFERRED STOCK	852,250
	( Cost - $740,813)

	REAL ESTATE INVESTMENTS TRUSTS - 25.47%
	APARTMENTS - 3.65%
17,700	Apartment Investment & Management Co., 7.75%	449,049

	DIVERSIFIED - 9.25%
17,500	Entertainment Properties Trust, 5.75%	329,602
5,000	Gladstone Commercial Corp.	85,800
35,000	Investors Real Estate Trust	293,300
10,100	Lexington Realty Trust - Convertible Preferred, 6.50%	429,755
		1,138,457
	HEALTH CARE - 2.39%
12,500	Senior Housing Properties Trust	293,750

	OFFICE PROPERTY - 5.42%
30,000	CommonWealth REIT, 6.50%	666,600

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		September 30, 2010
Shares	Security	Fair Value
	WAREHOUSE - 4.76%
75,000	Monmouth Real Estate Investment Corp.	$ 586,500

	TOTAL REAL ESTATE INVESTMENTS TRUSTS	3,134,356
	( Cost - $2,613,486)

	BONDS & NOTES - 13.18%
	MORTGAGE BACKED SECURITIES - 1.21%
141,909	Freddie Mac REMICS, 5.75% Due 7/15/2035	148,550

	SEMICONDUCTORS - 3.82%
476,000	Intel Corp., 2.95% Due 12/15/2035	469,947

	U.S. TREASURY BONDS - 8.15%
900,000	United States TIP Bonds, 1.75% Due 1/15/2028	1,003,409

	TOTAL BONDS & NOTES	1,621,906
	( Cost - $1,546,911)

	SHORT-TERM INVESTMENTS - 6.01%
740,546	Dreyfus Institutional Reserve Money Fund-
	Premier Shares, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS	740,546
	( Cost - $740,546)

	TOTAL INVESTMENTS - 99.86%
	( Cost - $11,221,778)	12,290,023
	OTHER ASSETS LESS LIABILITIES - 0.14%	16,805
	NET ASSETS - 100.00%	$ 12,306,828

REMIC - Real Estate Mortgage Investment Conduit
TIP - Treasury Inflation Protected
(a) Money market fund; interest rate reflects the seven-day effective yield on September 30, 2010.

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)		September 30, 2010

	PFW	The Montecito
	Water Fund	Fund
Assets:
Investments in Securities at Fair Value
(Identified cost $16,957,521 and $11,221,778,
respectively) (Note 2)	$ 16,401,572	$ 12,290,023
Foreign Currency at Fair Value (Cost $1,696)	1,834	-
Receivables:
Securities Sold	178,913	-
Dividends and Interest	3,173	33,224
Other	510	-
Total Assets	16,586,002	12,323,247

Liabilities:
Payable for Securities Purchased	-	-
Capital Stock Redeemed	77,368	-
Accrued Distribution Fees (Note 5)	25,233	7,305
Due to Advisor (Note 3)	6,064	2,958
Other Accrued Expenses and Liabilities	3,541	6,156
Total Liabilities	112,206	16,419

Net Assets	$ 16,473,796	$ 12,306,828

Class A Shares and The Montecito Fund Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 502,932 and 1,290,337 shares
outstanding, respectively)	$ 12,794,156	$ 12,306,828

Net Asset Value and Redemption Price Per Class A Share
	( $12,794,156/502,932 shares and $12,306,828 /1,290,337 shares,
respectively)	$ 25.44	$ 9.54

Offering Price Per Share ($25.44/0.9425 and
9.54/0.9425, respectively)	$ 26.99	$ 10.12

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)		September 30, 2010

	PFW	The Montecito
	Water Fund	Fund
Class C Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 154,472 shares outstanding)	$ 3,674,484

Net Asset Value and Offering Price Per Class C Share
($3,674,484/154,472 shares)	$ 23.79

Redemption Price Per Share ($23.79 X 0.99)*	$ 23.55

Class I Shares (Note 1):
Net Assets (Unlimited shares of $0.001 par beneficial
interest authorized; 203 shares outstanding)	$ 5,156

Net Asset Value, Offering and Redemption Price Per
Class I Shares ($5,156/203 shares)	$ 25.46

Composition of Net Assets:
At September 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 28,158,429	$ 13,605,935
Accumulated Net Investment Income (Loss)	64,236	(63,618)
Accumulated Net Realized Loss From
Security Transactions	(11,193,651)	(2,303,734)
Net Unrealized Appreciation (Depreciation) on Investments
and Foreign Currency Translations	(555,218)	1,068,245
Net Assets	$ 16,473,796	$ 12,306,828

* For redemptions of Class C shares occurring within one year of purchase.

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
STATEMENTS OF OPERATIONS (Unaudited)	For the Six Months Ended September 30, 2010

	PFW	The Montecito
	Water Fund	Fund
Investment Income:
Dividend Income	$ 208,494	$ 193,141
Interest Income	21	35,608
Total Investment Income	208,515	228,749

Expenses (Notes 3 and 5):
Investment Advisory Fees	48,706	17,178
Service Fees	73,058	36,646
Distribution Fees-Class A	19,669	14,315
Distribution Fees-Class C	18,722	-
Total Expenses	160,155	68,139
Net Investment Income	48,360	160,610

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 4):
Net Realized Gains (Losses) From Security and Foreign
Currency Transactions	(2,928,985)	135,459
Net Change in Net Unrealized Appreciation
on Investments and Foreign Currency Translations	797,829	203,581
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 4)	(2,131,156)	339,040

Net Increase (Decrease) in Net Assets
Resulting From Operations	$ (2,082,796)	$ 499,650

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2010	March 31, 2010
Operations:	(Unaudited)
Net Investment Income	$ 48,360	$ 60,387
Net Realized Gain (Loss) From Security and
Foreign Currency Translations	(2,928,985)	694,643
Net Change in Unrealized Appreciation
on Investments and Foreign Currency Translations	797,829	5,573,491
Net Increase (Decrease) in Net Assets
Resulting From Operations	(2,082,796)	6,328,521

Distributions to Shareholders From:
Net Investment Income
Class A ($0.00 and $0.13 per share, respectively)	-	(82,876)

Capital Share Transactions:
Class A:
Proceeds from Shares Issued
(35,960 and 228,027 shares, respectively)	957,558	5,347,014
Reinvestment of Dividends
(0 and 3,019 shares, respectively)	-	79,459
Cost of Shares Redeemed
(203,278 and 76,126 shares, respectively)	(4,996,602)	(1,911,908)
Total Class A Transactions	(4,039,044)	3,514,565

Class C:
Proceeds from Shares Issued
(18,512 and 55,767 shares, respectively)	454,175	1,309,012
Cost of Shares Redeemed
(20,261 and 29,590 shares, respectively)	(475,118)	(703,201)
Total Class C Transactions	(20,943)	605,811

Class I:
Proceeds from Shares Issued
(203 and 0 shares, respectively)	5,000	-
Total Class I Transactions	5,000	-
Net Increase in Net Assets From
Capital Share Transactions	(4,054,987)	4,120,376

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
PFW Water Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	September 30, 2010	March 31, 2010

Total Increase (Decrease) in Net Assets	$ (6,137,783)	$ 10,366,021

Net Assets:
Beginning of Period	22,611,579	12,245,558
End of Period*	$ 16,473,796	$ 22,611,579

*Includes accumulated undistributed
net investment income of:	$ 64,236	$ 15,876

The accompanying notes are an integral part of these financial statements.

The Santa Barbara Group of Mutual Funds
The Montecito Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2010	March 31, 2010
	(Unaudited)
Operations:
Net Investment Income	$ 160,610	$ 377,561
Net Realized Gain (Loss) From Security Transactions	135,459	(1,029,751)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	203,581	4,411,260
Net Increase in Net Assets
Resulting From Operations	499,650	3,759,070

Distributions to Shareholders From:
Net Investment Income ($0.18 and $0.27
per share, respectively)	(224,228)	(337,812)

Capital Share Transactions:
Proceeds from Shares Issued
(90,574 and 49,152 shares, respectively)	836,550	406,960
Reinvestment of Dividends
(20,479 and 38,157 shares, respectively)	188,493	295,350
Cost of Shares Redeemed
(54,065 and 98,912 shares, respectively)	(500,350)	(820,865)

Net Increase (Decrease) in Net Assets From
Capital Share Transactions	524,693	(118,555)

Total Increase in Net Assets	800,115	3,302,703

Net Assets:
Beginning of Period	11,506,713	8,204,010
End of Period*	$ 12,306,828	$ 11,506,713

*Includes accumulated undistributed
net investment loss of:	$ (63,618)	$ -

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	PFW Water Fund- Class A Shares

	Six Months
	Ended
	September 30,		For the Year Ended March 31,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 27.68		$ 19.20	$ 27.42	$ 26.43	$ 27.92	$ 22.89

Income (Loss) From Operations:
Net investment income (loss)	0.08		0.11	0.10	0.18	(0.45)	(0.44)
Net gain (loss) from securities
(both realized and unrealized)	(2.32)		8.50	(8.26)	0.81	(1.04)	5.47
Total from operations	(2.24)		8.61	(8.16)	0.99	(1.49)	5.03

Distributions to shareholders from
net investment income	-		(0.13)	(0.06)	-	-	-

Net Asset Value,
End of Period	$ 25.44		$ 27.68	$ 19.20	$ 27.42	$ 26.43	$ 27.92

Total Return (b)	(8.09)%		44.86%	(29.79)%	3.75%	(5.34)%	21.97%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 12,794		$ 18,552	$ 9,896	$ 10,882	$ 1,815	$ 3,146
Ratio of expenses
to average net assets	1.50%	(c)	1.50%	1.50%	1.54%	1.86%	1.85%
Ratio of net investment income
(loss) to average net assets	0.64%	(c)	0.45%	0.43%	0.65%	(1.78)%	(1.76)%
Portfolio turnover rate	13%		17%	47%	112%	14%	27%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	PFW Water Fund- Class C Shares
	Six Months
	Ended
	September 30,		For the Year Ended March 31,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 25.98		$ 18.07	$ 25.92	$ 25.25	$ 27.07	$ 22.48

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.06)	(0.08)	(0.15)	(0.78)	(0.74)
Net gain (loss) from securities
(both realized and unrealized)	(2.18)		7.97	(7.77)	0.82	(1.04)	5.33
Total from operations	(2.19)		7.91	(7.85)	0.67	(1.82)	4.59

Net Asset Value,
End of Period	$ 23.79		$ 25.98	$ 18.07	$ 25.92	$ 25.25	$ 27.07

Total Return (b)	(8.43)%		43.77%	(30.29)%	2.65%	(6.72)%	20.42%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,674		$ 4,059	$ 2,350	$ 3,617	$ 4,800	$ 12,893
Ratio of expenses
to average net assets	2.25%	(c)	2.25%	2.25%	2.70%	3.31%	3.11%
Ratio of net investment income (loss)
to average net assets	(0.11)%	(c)	(0.27)%	(0.35)%	(0.57)%	(3.22)%	(3.02)%
Portfolio turnover rate	13%		17%	47%	112%	14%	27%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.
(c) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	PFW Water Fund- Class I Shares

	Period Ended
	September 30,
	2010 (c)
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 24.69

Income From Operations:
Net investment loss	0.03
Net gain from securities
(both realized and unrealized)	0.74
Total from operations	0.77

Net Asset Value,
End of Period	$ 25.46

Total Return (b)	3.12%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 5
Ratio of expenses
to average net assets	1.25%	(d)
Ratio of net investment income (loss)
to average net assets	0.40%	(d)
Portfolio turnover rate	13%

__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.
(c) Class I shares commenced operations on June 10, 2010.
(d) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout each period presented. (a)

	The Montecito Fund
	Six Months
	Ended
	September 30,		For the Year Ended March 31,
	2010		2010	2009	2008	2007	2006
	(Unaudited)
Net Asset Value,
Beginning of Period	$ 9.33		$ 6.59	$ 10.32	$ 11.57	$ 10.74	$ 10.24

Income (Loss) From Operations:
Net investment income	0.13		0.30	0.23	0.38	0.26	0.19
Net gain (loss) from securities
(both realized and unrealized)	0.26		2.71	(3.69)	(0.67)	1.05	0.40
Total from operations	0.39		3.01	(3.46)	(0.29)	1.31	0.59

Distributions to shareholders from
Net investment income	(0.18)		(0.27)	(0.27)	(0.38)	(0.25)	(0.09)
Net realized capital gains	-		-	-	(0.51)	(0.23)	-
Return of capital	-		-	-	(0.07)	-	-
Total distributions	(0.18)		(0.27)	(0.27)	(0.96)	(0.48)	(0.09)

Net Asset Value,
End of Period	$ 9.54		$ 9.33	$ 6.59	$ 10.32	$ 11.57	$ 10.74

Total Return (b)	4.26%		46.58%	(34.08)%	(2.88)%	12.33%	5.82%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 12,307		$ 11,507	$ 8,204	$ 12,697	$ 11,987	$ 7,333
Ratio of expenses
to average net assets	1.19%	(d)	1.19%	1.19%	1.19%	1.19%	1.19%
Ratio of net investment income
to average net assets (c)	2.80%	(d)	3.69%	2.74%	3.33%	2.42%	1.82%
Portfolio turnover rate	12%		84%	58%	71%	33%	68%
__________
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not assume the effects of any sales charges.
(c) Recognition of net investment income (loss) is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)                                                                                                                                                                                                  September 30, 2010

1.

ORGANIZATION

The Santa Barbara Group of Mutual Funds, Inc. (the “Company”), was organized as a Maryland corporation under Articles of Incorporation dated December 30, 1992.  The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company with two diversified funds: the PFW Water Fund and The Montecito Fund (collectively the “Funds”).   The PFW Water Fund offers three classes of shares, Class A, Class C and Class I.  Class A shares commenced operations on October 1, 1998; Class C shares commenced operations on December 10, 1996; Class I shares commenced operations on June 10, 2010.  Class A shares are sold with a front-end sales charge of 5.75%.   Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.   The Montecito Fund commenced operations on April 15, 2002 and offers a single class of shares sold with a front-end sales charge of 5.75%.   The investment objective of each Fund is long-term growth of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Security Valuation – Equity securities, including common and preferred stocks and real estate investment trusts, which are listed on a national securities exchange or on the NASDAQ National Market System for which market quotations are available are valued by an independent pricing service as of the close of business on the date of valuation.  The pricing service generally uses the last reported sale price for exchange traded securities, and the NASDAQ official closing price (NOCP) for NASDAQ traded securities.  Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were not sales on the date of valuation are valued at the most recent bid price.  To the extent these securities are actively traded and valuation adjustments are not applied they are categorized as Level 1 of the fair value hierarchy described below.  When an equity security is valued by an independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized as Level 2.

Fixed income securities such as U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as Level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and other reference data.  These securities would be categorized as Level 2 securities.  The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data.  Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions.

Mortgage-backed securities are categorized in Level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

Money market funds are valued at their net asset value of $1.00 per share and are all categorized as Level 1.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor ("Fair Value" Pricing), subject to review by the Board of Directors.  Some of the general factors that the adviser or sub-adviser should consider in determining a valuation method for an individual issue of securities for which no market quotations are readily available include, but shall not be limited to:  the fundamental analytical data relating to the investment; the nature and duration of restrictions (if any) on disposition of the securities; and evaluation of the forces that influence the market in which these securities are purchased or sold.  These securities would be categorized as Level 3.

Short-term investments that mature in 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value and would be categorized as Level 2.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets measured at fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

PFW Water Fund:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,409,349	$ -	$ -	$ 12,409,349
Preferred Stock	1,088,050	$ -		1,088,050
Short-Term Investments	2,904,173	-	-	2,904,173
Total	$ 16,401,572	$ -	$ -	$ 16,401,572

                                                                  The Fund did not hold any Level 3 securities during the period.

The Montecito Fund:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,940,965	$ -	$ -	$ 5,940,965
Preferred Stock	852,250	-	-	852,250
REITS	3,134,356	-	-	3,134,356
Corporate Bonds	-	469,947	-	469,947
U.S. Treasury Bonds	-	1,003,409	-	1,003,409
Mortgage Backed Securities	-	148,550	-	148,550
Short-Term Investments	740,546	-	-	740,546
Total	$ 10,668,117	$ 1,621,906	$ -	$ 12,290,023

                                                                 The Fund did not hold any Level 3 securities during the period.

                                                                For a detailed listing of industries, see schedule of investments.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date of the security purchase or sale.  In determining the net realized gain or loss from the sales of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities held by a Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investment or as a realized gain, respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITS”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – The Funds have complied and will continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

As of and during the year ended September 30, 2010, the Funds did not have a liability for unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2007.  The Funds identify their major tax jurisdictions as U.S. Federal and California state.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the applicable Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the applicable Fund.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  Any net realized capital gains on sales of securities are distributed annually and are recorded on the ex-dividend date.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Net Asset Value Per Share – The net asset value per share of each Fund is calculated each business day by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding.  A sales charge may apply when purchasing PFW Water Fund’s Class A shares or The Montecito Fund’s shares. The PFW Water Fund’s Class C shares redeemed within one year of purchase may be subject to a contingent deferred sales charge equal to one percent

Use of Estimates in the Preparation of Financial Statements – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred.  However, based on experience, the Company expects the risk of loss due to these warranties and indemnities to be remote.

3.        ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the investment advisory agreements, investment advisory services are provided to the Funds by Hillcrest Wells Advisors, LLC (the “Fund Manager” or “Advisor”).  Under the terms of the investment advisory agreements (the “Advisor Agreements”), the Fund Manager furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds’ portfolios.  The responsibility for making decisions to buy, sell or hold a particular security for a Fund rests with the Fund Manager, subject to review by the Board.  Under the Advisory Agreements, the Fund Manager receives monthly fees calculated at the annual rates of 0.50% of the average daily net assets of the PFW Water Fund and the Fund Manager receives monthly fees calculated at the annual rates of 0.30% of the first $100 million and 0.25% of the average daily net assets over $100 million of The Montecito Fund.  For the six months ended September 30, 2010, advisory fees of $48,706 and $17,178 were paid from the PFW Water Fund and The Montecito Fund, respectively.

The Company and the Fund Manager have entered into a distribution agreement with Capital Research Brokerage Services, LLC to serve as national distributor (the “Distributor”). The Distributor selects brokers and other financial professionals to sell shares of the Funds and coordinate their marketing efforts. For the distribution and distribution support services provided by the Distributor pursuant to the terms of the agreement, the Fund Manager pays the distributor an annual fee of $8,400, such fee to be paid in equal monthly installments of $700 on the last day of each month.  For the six months ended September 30, 2010, the Distributor received approximately $9,721 in commissions from the sale of Fund shares.

Under the terms of an Operating Service Agreement, the Fund Manager provides, or arranges to provide, day-to-day operational services to the Funds. Under the terms of the Operating Service Agreement, the PFW Water Fund and Montecito Fund pay the Fund Manager a monthly fee calculated at the annual rate of 0.75% and 0.64%, respectively, of average daily net assets.

For the six months ended September 30, 2010, service fees of $73,058 and $36,646 were paid from the PFW Water Fund and The Montecito Fund, respectively.

Gemini Fund Services, LLC (“GFS”) serves as administrator and provides accounting services to the Funds pursuant to an administration agreement.  Under terms of such agreement, GFS is paid an annual fee which is computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

minimums.  The Company and GFS are also parties to a servicing agreement, under which GFS provides transfer agency and dividend disbursing services for the Funds.  Pursuant to the terms of the Operating Service Agreement, the Fund Manager pays all service fees to GFS.

The Company and The Bank of New York (the “Custodian”) are parties to a custodial agreement (the “Custody Agreement’) under which the Custodian holds cash, securities and other assets of the Funds as required by the Act.  The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.  GFS serves as the custody administrator to the Funds pursuant to the terms of the Custody Agreement.  For providing such services, GFS receives a monthly fee based upon an annual percentage rate of a Fund’s assets, subject to certain minimums, plus certain transactional charges. For the six months ending September 30, 2010, GFS received $303 for providing custody administration services.  Pursuant to the terms of the Operating Service Agreement, the Fund Manager is responsible for paying the custody fees to GFS and The Bank of New York.

Pursuant to a service agreement with the Company, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Company, including related administrative support.  Under the terms of such agreement, NLCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  Pursuant to the terms of the Operating Service Agreement, NLCS is paid by the Fund Manager.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Pursuant to the terms of the Operating Service Agreement, GemCom is paid by the Fund Manager.  For the six months ending September 30, 2010, GFS received $9,168 for providing such services.

Certain officers and/or trustees of the Fund Manager, GFS and NLCS are also officers/directors of the Company.

4.

INVESTMENT TRANSACTIONS

The cost of securities purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2010 were as follows:

	Purchases	Sales
PFW Water Fund ………………………………………………	$2,334,769	$7,956,393
The Montecito Fund……………………….……………………	2,994,355	1,314,157

As of September 30, 2010, net unrealized appreciation / (depreciation) on investment securities for financial reporting purposes were as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

5.

DISTRIBUTION PLANS

As noted in the Funds’ Prospectus, each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Act.  The PFW Water Fund plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Class A and Class C shares to persons or institutions for performing certain servicing functions for Fund shareholders. With respect to Class C shares, the distribution plan allows the use of Fund assets allocable to those shares to be used to pay additional Rule 12b-1 fees of up to 0.75% of said assets to cover fees paid to broker-dealers for sales and promotional services.  The Montecito Fund distribution plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% of the average net assets for the Fund.  For the six months ended September 30, 2010, distribution fees of $19,669 and $18,722 were paid for the PFW Water Fund Class A and Class C shares, respectively and $14,315 was paid for The Montecito Fund shares.

6.

TAX INFORMATION

The tax character of distributions for the year ended March 31, 2010 were as follows:

The tax character of distributions for the year ended March 31, 2009 were as follows:

On April 1, 2010, The Montecito Fund paid an ordinary income distribution of $0.06 per share to shareholders of record on March 31, 2010.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

As of March 31, 2010, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/ (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

At March 31, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards expire on March 31 of the years indicated below:

Permanent book and tax differences are primarily attributable to: net operating losses; differences in book/tax treatment of paydown gain/(loss), foreign currency gain/(loss) and deflationary adjustments on TIP bonds; and capital loss carry forwards expiring March 31, 2010, which resulted in reclassification for the year ended March 31, 2010 as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)                                                                                                                                                                           September 30, 2010

7.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU

No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8.

 SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued, and determined there were no material subsequent events.

FUND EXPENSES (Unaudited)                                                                                                                                                                                                                                            September 30, 2010

As a shareholder of one of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Expense Ratio (Annualized)	Expenses Paid During the Period* (4/1/10-9/30/10)
PFW Water Fund
Actual:
Class A	$1,000.00	$ 919.07	1.50%	$ 7.22
Class C	1,000.00	915.70	2.25%	10.81
Class I**	1,000.00	1,031.18	1.25%	3.90
Hypothetical (5% return before expenses):
Class A	$1,000.00	$1,017.55	1.50%	$ 7.59
Class C Class I	1,000.00 1,000.00	1,013.79 1,018.80	2.25% 1.25%	11.36 6.33

FUND EXPENSES (Unaudited) (Continued)                                                                                                                                                                                                                      September 30, 2010

	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Expense Ratio (Annualized)	Expenses Paid During the Period* (4/1/10-9/30/10)
The Montecito Fund
Actual	$1,000.00	$1,042.65	1.19%	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.19%	6.02

   *Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

   **PFW Class I commenced operations on June 10, 2010.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-723-8637 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Form N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-800-723-8637.

PRIVACY POLICY

At The Santa Barbara Group of Mutual Funds, Inc., we recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information. We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral, electronic or telephonic communications and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and services providers involved in servicing our account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our investors.

INVESTMENT ADVISOR

Hillcrest Wells Advisors, LLP

1270 Hillcrest Avenue

Pasadena, CA 91106

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

CUSTODIAN

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

PRINCIPAL UNDERWRITER
Capital Research Brokerage Services, LLC

15 S. Raymond Avenue, Suite 200

Pasadena, CA 91105

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

For more complete information about The PFW Water Fund and The Montecito Fund, including charges and expenses, please call (626) 844-1440 or (800) 723-8637 or write to Capital Research Brokerage Services, LLC and request a free prospectus. Read the prospectus carefully before you invest or send money. For more information about the Funds’ Board of Directors, please call or write to request the Funds’ Statement of Additional Information.

SANTA BARBARA GROUP OF MUTUAL FUNDS PFW WATER FUND THE MONTECITO FUND Semi-Annual Report September 30, 2010

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics –Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/Richard Capalbo CEO/CFO

Date

12/6/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Richard Capalbo CEO/CFO

Date

12/6/10